Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Interest Dividend and Fee Income [abstract]
FVTPL securities		$ 49	$ 7
FVOCI securities - net realized gains	[1]	9	8
Impairment on FVOCI and amortized cost securities			(2)
Securities gains, other than trading		$ 58	$ 13

[1]	Gains are net of (losses) on hedge contracts.